Equipment (Details) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Movement in Property, Plant and Equipment [Roll Forward]
Cost	1,103,378	1,064,644
Additions	166,299	157,493
Disposals	(43,044)	(118,759)
Cost	1,226,633	1,103,378
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	554,294	566,684
Amortization for the year	(43,044)	105,259
Disposals	117,029	(117,649)
Amortization	628,279	554,294
Net book value	598,354	549,084	497,960
Camp and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost	565,982	511,382
Additions	89,487	67,232
Disposals	(14,369)	(12,632)
Cost	641,100	565,982
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	229,331	203,205
Amortization for the year	41,031	38,758
Disposals	(14,369)	(12,632)
Amortization	255,993	229,331
Net book value	385,107	336,651	308,177
Camp vehicles
Movement in Property, Plant and Equipment [Roll Forward]
Cost	205,692	222,726
Additions	13,738	72,719
Disposals		(89,753)
Cost	219,430	205,692
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	92,754	148,998
Amortization for the year	39,515	32,399
Disposals		(88,643)
Amortization	132,269	92,754
Net book value	87,161	112,938	73,728
Computer equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost	179,605	181,117
Additions	38,654	14,394
Disposals	(28,675)	(15,906)
Cost	189,584	179,605
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	117,049	108,187
Amortization for the year	(28,675)	24,768
Disposals	22,114	(15,906)
Amortization	110,488	117,049
Net book value	79,096	62,556	72,930
Computer software
Movement in Property, Plant and Equipment [Roll Forward]
Cost	72,363	70,178
Additions	22,919	2,653
Disposals		(468)
Cost	95,282	72,363
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	68,886	66,486
Amortization for the year	8,728	2,868
Disposals		468
Amortization	77,614	68,886
Net book value	17,668	3,477	3,692
Office fixtures and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost	79,736	79,241
Additions	1,501	495
Disposals
Cost	81,237	79,736
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Amortization	46,274	39,808
Amortization for the year	5,641	6,466
Disposals
Amortization	51,915	46,274
Net book value	29,322	33,462	39,433